Long-term Investment - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2007	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Cost method investment impairments other than temporary	$ 0	$ 0	$ 0
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Invested in common stock				3,360,000
Cost method investment capital return		46,000			808,000
Recognized an impairment charges						$ 2,462,000	$ 0